REDEEMABLE NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Holders of SBPS
Due to share exchange transaction with L&A in 2016, a 37% share of SBPS was owned by L&A. As of December 31, 2018, the holders of SBPS were as follows:

Holder	December 31, 2017	December 31, 2018
	Number of Shares	Number of Shares
L&A International Holdings Limited	10,180,553	10,180,553
Shanghai Oriental Pearl Culture Development Co., Ltd.	17,258,399	17,258,399

Reconciliation of Redeemable Noncontrolling Interest
A reconciliation of redeemable noncontrolling interest is as follows:

	For the year ended December 31, 2017	For the year ended December 31, 2018	For the year ended December 31, 2018
	RMB	RMB	US$
			(Note 3)
Redeemable noncontrolling interest opening balance	246,771,132	306,014,668	44,507,987
Issuance of redeemable noncontrolling interest	-	-	-
Net profit/(loss) attributable to redeemable noncontrolling interest	2,117,303	(5,858,902)	(852,142)
Accretion of redeemable noncontrolling interest	57,126,233	40,918,773	5,951,389
Redeemable noncontrolling interest ending balance	306,014,668	341,074,539	49,607,234